Intangibles - Finite and Indefinite (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-lived Intangible Assets [Roll Forward]
Additions				$ 10,190,458
Divestitures			$ (68,276)	(5,492,890)
Amortization	$ (159,766)	$ (172,267)	(676,566)	(817,215)
Transfer to held for sale			(662,501)
Impairment, finite-lived			0	(2,105,483)
Impairment			(676,566)
Indefinite-lived Intangible Assets [Roll Forward]
Additions				10,184,289
Royalty Asset
Indefinite-lived Intangible Assets [Roll Forward]
Beginning balance		68,276	68,276	68,276
Additions				68,276
Divestitures (Indefinite-lived)			(68,276)
Ending balance				68,276
Licenses
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	8,776,946	$ 10,116,013	10,116,013	8,341,143
Additions				10,190,458
Divestitures				(5,492,890)
Amortization	(159,766)		(676,566)	(817,215)
Transfer to held for sale			(662,501)
Impairment, finite-lived				(2,105,483)
Impairment			(676,566)
Ending balance	$ 8,617,180		$ 8,776,946	$ 10,116,013
Licenses | Maximum [Member]
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Estimated useful life of Intangible assets			20 years
Licenses | Minimum [Member]
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Estimated useful life of Intangible assets			15 years